Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

ADDITIONAL PAY VERSUS PERFORMANCE INFORMATION

The following table provides certain information on “Pay versus Performance” for the Principal Executive Officer (PEO) and the Non-PEO Named Executive Officers (NEO) for the years presented:

					Value of
					Initial Fixed
					$100
					Investment
	Summary		Average Summary	Average Compensation	Based on
	Compensation	Compensation	Compensation Table	Actually Paid to	Total
	Table Total	Actually Paid	Total for Non-PEO	Non-PEO	Shareholder	Net Income
Year	For PEO (1)(2)	To PEO (1)(2)	NEOs (1)(2)	NEOs (1)(2)	Return (3)	(in thousands)
2025	$641,473	$641,473	$441,735	$441,735	$146	$16,968
2024	$597,130	$597,130	$402,884	$402,884	$99	$12,764
2023	$602,118	$602,118	$383,979	$383,979	$97	$13,432

(1)	Throughout 2024 and 2023, Kathryn Austin served as the Company’s PEO and the Company’s remaining NEOs consisted of Louise Bonvechio and Christopher Caldwell. Throughout 2025, Christopher Caldwell served as the Company’s PEO and the remaining NEO was Louise Bonvechio.
(2)	In accordance with the SEC’s calculation requirements, because the Company does not pay equity compensation, there is no difference between compensation amounts reported in columns (b) and (c), or columns (d) and (e).
(3)	Stock price information used in the calculation of the Total Shareholder Return (TSR) is obtained from the OTCIQ website for the Company’s Ticker Symbol, CMTV. The calculation of the TSR includes reinvested dividends.

In setting compensation for the PEO and the other two NEO’s, the Compensation Committee considers a variety of quantitative and qualitative factors and does not directly tie its decision making to changes in TSR or net income.

Named Executive Officers, Footnote		Throughout 2024 and 2023, Kathryn Austin served as the Company’s PEO and the Company’s remaining NEOs consisted of Louise Bonvechio and Christopher Caldwell. Throughout 2025, Christopher Caldwell served as the Company’s PEO and the remaining NEO was Louise Bonvechio.
Peer Group Issuers, Footnote		Stock price information used in the calculation of the Total Shareholder Return (TSR) is obtained from the OTCIQ website for the Company’s Ticker Symbol, CMTV. The calculation of the TSR includes reinvested dividends.
PEO Total Compensation Amount	[1],[2]	$ 641,473	$ 597,130	$ 602,118
PEO Actually Paid Compensation Amount	[1],[2]	641,473	597,130	602,118
Non-PEO NEO Average Total Compensation Amount	[1],[2]	441,735	402,884	383,979
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[2]	441,735	402,884	383,979
Total Shareholder Return Amount	[3]	146	99	97
Net Income (Loss)		$ 16,968,000	$ 12,764,000	$ 13,432,000
PEO Name		Christopher Caldwell	Kathryn Austin	Kathryn Austin

[1]	In accordance with the SEC’s calculation requirements, because the Company does not pay equity compensation, there is no difference between compensation amounts reported in columns (b) and (c), or columns (d) and (e).
[2]	Throughout 2024 and 2023, Kathryn Austin served as the Company’s PEO and the Company’s remaining NEOs consisted of Louise Bonvechio and Christopher Caldwell. Throughout 2025, Christopher Caldwell served as the Company’s PEO and the remaining NEO was Louise Bonvechio.
[3]	Stock price information used in the calculation of the Total Shareholder Return (TSR) is obtained from the OTCIQ website for the Company’s Ticker Symbol, CMTV. The calculation of the TSR includes reinvested dividends.